Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of our operating lease were as follows as of December 31, 2020:

Remaining lease term and discount rate:	December 31, 2020
Weighted average remaining lease terms (years)
Lease facilities	4.58

Weighted average discount rate
Lease facilities	4.35%

The weighted average remaining lease terms and discount rates for all of our operating lease were as follows as of September 30, 2020:

Remaining lease term and discount rate:	September 30, 2020
Weighted average remaining lease terms (years)
Lease facilities	4.83

Weighted average discount rate
Lease facilities	4.35%

Schedule of Future Annual Minimum Operating Lease Obligations	Future annual minimum lease obligations at December 31, 2020 are as follows:
Year ending September 30	Amount
2021	$122,267
2022	166,180
2023	170,322
2024	174,575
2025	148,870
$782,214
Future annual minimum lease obligations at September 30, 2020 are as follows:
Year ending September 30	Amount
2021	$162,135
2022	166,180
2023	170,322
2024	174,575
2025	148,870
$822,082